Thrivent Moderate Allocation Portfolio Expense Example - Thrivent Moderate Allocation Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	$ 1,089